CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Sep. 30, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 2,824,181	¥ 2,975,414
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	433	445
Total cash, cash equivalent, restricted cash and restricted cash equivalents	¥ 2,824,614	¥ 2,975,859